Stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding, beginning of year	206,250	85,000	51,000
Granted	0	80,000	0
Cancelled	0	(41,250)	0
Bonus shares adjustment	0	82,500	34,000
Outstanding, end of year	206,250	206,250	85,000
Exercisable, end of year	86,250	86,250	0
Weighted average exercise price
Outstanding, beginning of years	$ 1.52	$ 1.56	$ 2.60
Weighted average exercise price, Granted	0	2.80	0
Cancelled in period	0	(1.04)	0
Bonus shares adjustments	0	(0.72)	(1.04)
Outstanding, end of years	1.52	1.52	1.56
Exercisable, end of years	$ 1.04	$ 1.04	$ 0